Fees Summary	Mar. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 266,156,000.00
Previously Paid Amount	14,760.00
Total Fee Amount	37,706.15
Total Offset Amount	0.00
Net Fee	$ 22,946.15